Business Combination - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Jul. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 CNY (¥)
Business Combination [Line Items]
Acquisition of subsidiaries, net of cash acquired				¥ 127,823	$ 18,278	¥ 0	¥ 0
Giga A I Technology Limited [Member]
Business Combination [Line Items]
Business combination step acquistion equity interest in acquiree percentage				51.00%				51.00%
Business acquisition equity interest in acquiree including subsequent acquisition as if converted basis percentage		69.94%	69.94%						80.80%
Business combination, step acquisition, equity interest in acquiree, including subsequent acquisition, percentage		76.14%	76.14%						80.80%
Payments to acquire businesses gross | ¥		¥ 608,227
Debt conversion, converted instrument, amount			$ 40,000
Revaluation gain | ¥		4,067
Reclassification from accumulated other comprehensive income, current period, net of tax | ¥		¥ 599
Additional paid-in capital | ¥									¥ 20,000
Acquisition of subsidiaries, net of cash acquired					18,000
Due to related parties, current | ¥				¥ 14,058
Business acquisition voting rights held prior to acquisition date percentage				61.88%				61.88%
Giga A I Technology Limited [Member] | May 2024 Convertible Note [Member]
Business Combination [Line Items]
Debt instrument face value								$ 20,000
Giga A I Technology Limited [Member] | January 2025 Convertible Note [Member]
Business Combination [Line Items]
Debt instrument face value								$ 16,300
Preferred Stock [Member] | Giga A I Technology Limited [Member]
Business Combination [Line Items]
Business combination equity interest in acquiree held prior to acquisition date amount					$ 63,300
Total consideration for acquisition of non-controlling interest	$ 20,000
Payments to acquire businesses gross			$ 85,000